RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jul. 31, 2023
Related Party Transaction [Line Items]
Revenues	¥ 922,201	$ 126,341	¥ 1,018,139	¥ 985,517
Expenses from transactions with related parties	568,241	77,849	561,384	579,592
Amounts due from related parties	2,051		1,810		$ 281
Amounts due to related parties	1,734		4,428		238
Related Party
Related Party Transaction [Line Items]
Revenues	996	137	1,388	1,224
Amounts due from related parties	2,051		1,810		281
Amounts due to related parties	1,734		4,428		238
Related Party | Perfect World Group
Related Party Transaction [Line Items]
Assets acquired from Perfect World Group	64,046	8,774
Amounts due from related parties	1,751		1,626		240
Amounts due to related parties	1,666		4,249		229
Related Party | Perfect World Group | Kunpeng
Related Party Transaction [Line Items]
Assets acquired from Perfect World Group	64,000	8,800
Related Party | Perfect World Group | Maximum
Related Party Transaction [Line Items]
Lessee operating lease term of contract						12 months
Related Party | Hongen Education
Related Party Transaction [Line Items]
Amounts due from related parties	300		184		41
Amounts due to related parties	68		179		$ 9
Related Party | Equity Investee
Related Party Transaction [Line Items]
Purchase of products from Equity Investee				357
Related Party | Product sales | Hongen Kindergartens
Related Party Transaction [Line Items]
Revenues	991	136	1,291	1,224
Related Party | Product sales | Perfect World Group
Related Party Transaction [Line Items]
Revenues	5	1	97
Related Party | Rental and property management services | Perfect World Group
Related Party Transaction [Line Items]
Expenses from transactions with related parties	22,663	3,105	24,666	26,818
Related Party | Research and development administrative and other services | Perfect World Group
Related Party Transaction [Line Items]
Expenses from transactions with related parties	2,232	306	5,136	3,668
Related Party | Research and development outsourcing services | Hongen Education
Related Party Transaction [Line Items]
Expenses from transactions with related parties	¥ 412	$ 56	576	166
Related Party | Research and development outsourcing services | Equity Investee
Related Party Transaction [Line Items]
Expenses from transactions with related parties			¥ 52	¥ 20